MARKET RELATED EXPOSURE, Foreign Currency Exchange Rate Risk and Interest Rate Risk (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)
Foreign currency exchange rate risk [Abstract]
Foreign exchange gain (loss)	€ (1.6)	€ (13.2)	€ (6.9)
Profit (loss) before income taxes	333.5	338.4	104.8
Additional gain in net fair value of cash flow hedges	3.0	0.8	(2.3)
Fixed rate borrowings [Abstract]
Debt | $				$ 51.5
Commercial Paper [Member]
Fixed rate borrowings [Abstract]
Debt	€ 393.0	€ 580.0	€ 630.0
Foreign Currency Exchange Rate Risk [Member]
Foreign currency exchange rate risk [Abstract]
Percentage of increase or decrease in average exchange rates of all foreign currencies	10.00%	10.00%	10.00%
Foreign exchange gain (loss)	€ 194.5	€ 293.1	€ 372.4
Profit (loss) before income taxes	28.5	22.3	2.3
Additional gain in net fair value of cash flow hedges	0.2	0.1	0.1
Interest Rate Risk [member]
Fixed rate borrowings [Abstract]
Debt	406.1	588.0	653.6
Net short-term cash position of Technip Energies Group	€ 2,783.7	€ 2,976.8	€ 3,016.8
Percentage of increase in interest rate would generate an additional profit in net cash position	1.00%	1.00%	1.00%	1.00%
Profit (loss) before income taxes with a increase in interest rate	€ 27.8	€ 29.8	€ 30.2
Percentage of decrease crease in interest rate would generate an additional profit in net cash position	(1.00%)	(1.00%)	(1.00%)	(1.00%)
Profit (loss) before income taxes with a decrease in interest rate	€ (27.8)	€ (29.8)	€ (30.2)
Interest Rate Risk [member] | Commercial Paper [Member]
Fixed rate borrowings [Abstract]
Debt	393.0	580.0	630.0
Interest Rate Risk [member] | Bank Borrowings and Other [Member]
Fixed rate borrowings [Abstract]
Debt	9.4	3.4	0.0
Interest Rate Risk [member] | Loans due to TechnipFMC [Member]
Fixed rate borrowings [Abstract]
Debt	€ 3.7	€ 4.6	€ 23.6